PROPERTY AND EQUIPMENT, NET (Tables)	6 Months Ended
Jun. 30, 2022
Property, Plant and Equipment [Abstract]
SCHEDULE OF PROPERTY AND EQUIPMENT

Property and equipment consist of the following at June 30, 2022 and December 31, 2021:

	2022	2021

Land	$-	$-
Building and building improvements	781,985	781,985
Equipment and machinery	4,640,416	4,621,878
Furniture and fixtures	260,426	260,426
Vehicles	567,927	533,867
	6,250,745	6,198,156
Less: accumulated depreciation	(5,308,769)	(5,190,386)
Total property and equipment, net	$941,985	$1,007,770